UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     January 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $378,830 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    10002   198547 SH       SOLE                   198547        0        0
ALTRIA GROUP INC               COM              02209S103      769     8691 SH       SOLE                     8691        0        0
AMERICAN EXPRESS CO            COM              025816109      254     4280 SH       SOLE                     4280        0        0
AMERICAN INTL GROUP INC        COM              026874107      371     5193 SH       SOLE                     5193        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107      423    13775 SH       SOLE                    13775        0        0
APPLERA CORP                   COM AP BIO GRP   038020103    10994   304369 SH       SOLE                   304369        0        0
APPLIED MATLS INC              COM              038222105     7999   409469 SH       SOLE                   409469        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     9802   202777 SH       SOLE                   202777        0        0
BANK OF AMERICA CORPORATION    COM              060505104      482     8999 SH       SOLE                     8999        0        0
BAXTER INTL INC                COM              071813109    12260   262079 SH       SOLE                   262079        0        0
BOSTON BEER INC                CL A             100557107      474    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104     1093    17469 SH       SOLE                    17469        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      505    15335 SH       SOLE                    15335        0        0
BROADCOM CORP                  CL A             111320107      382    11511 SH       SOLE                    11511        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      256     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      338     8891 SH       SOLE                     8891        0        0
CAPITAL ONE FINL CORP          COM              14040H105      327     4317 SH       SOLE                     4317        0        0
CHEVRON CORP NEW               COM              166764100     9887   142384 SH       SOLE                   142384        0        0
CINTAS CORP                    COM              172908105    10029   249814 SH       SOLE                   249814        0        0
CISCO SYS INC                  COM              17275R102    13420   468029 SH       SOLE                   468029        0        0
CITIGROUP INC                  COM              172967101    10846   200330 SH       SOLE                   200330        0        0
COBIZ INC                      COM              190897108     1516    68795 SH       SOLE                    68795        0        0
COOPER INDS LTD                CL A             G24182100      271     3000 SH       SOLE                     3000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     9705   178369 SH       SOLE                   178369        0        0
CVS CORP                       COM              126650100     7911   252605 SH       SOLE                   252605        0        0
DOLLAR TREE STORES INC         COM              256747106      462    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      213     6271 SH       SOLE                     6271        0        0
DOW CHEM CO                    COM              260543103      424    10740 SH       SOLE                    10740        0        0
EXXON MOBIL CORP               COM              30231G102    12021   169263 SH       SOLE                   169263        0        0
FIRST MIDWEST BANCORP DEL      COM              320867104      326     8535 SH       SOLE                     8535        0        0
GENERAL ELECTRIC CO            COM              369604103    14111   375831 SH       SOLE                   375831        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      775     3725 SH       SOLE                     3725        0        0
HALLIBURTON CO                 COM              406216101     7672   270501 SH       SOLE                   270501        0        0
HEWLETT PACKARD CO             COM              428236103    13527   320567 SH       SOLE                   320567        0        0
HOME DEPOT INC                 COM              437076102     8655   217567 SH       SOLE                   217567        0        0
HONEYWELL INTL INC             COM              438516106    11520   256231 SH       SOLE                   256231        0        0
ILLINOIS TOOL WKS INC          COM              452308109      282     6026 SH       SOLE                     6026        0        0
INTEL CORP                     COM              458140100      447    20851 SH       SOLE                    20851        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      322     3257 SH       SOLE                     3257        0        0
ISHARES TR                     S&P 500 INDEX    464287200     1407     9925 SH       SOLE                     9925        0        0
JOHNSON & JOHNSON              COM              478160104      977    14641 SH       SOLE                    14641        0        0
JP MORGAN CHASE & CO           COM              46625H100    12100   251538 SH       SOLE                   251538        0        0
KIMBERLY CLARK CORP            COM              494368103    10609   153114 SH       SOLE                   153114        0        0
LAUDER ESTEE COS INC           CL A             518439104      312     7695 SH       SOLE                     7695        0        0
LEHMAN BROS HLDGS INC          COM              524908100    11389   143178 SH       SOLE                   143178        0        0
LINCOLN NATL CORP IND          COM              534187109    11270   171785 SH       SOLE                   171785        0        0
MERRILL LYNCH & CO INC         COM              590188108    12421   131522 SH       SOLE                   131522        0        0
MICROSOFT CORP                 COM              594918104      588    19826 SH       SOLE                    19826        0        0
MONSANTO CO NEW                COM              61166W101      350     6986 SH       SOLE                     6986        0        0
MOTOROLA INC                   COM              620076109     8829   485801 SH       SOLE                   485801        0        0
NORFOLK SOUTHERN CORP          COM              655844108      276     5730 SH       SOLE                     5730        0        0
NORTHROP GRUMMAN CORP          COM              666807102    10679   155557 SH       SOLE                   155557        0        0
OFFICE DEPOT INC               COM              676220106    11571   301279 SH       SOLE                   301279        0        0
PEPSICO INC                    COM              713448108     1389    21688 SH       SOLE                    21688        0        0
PFIZER INC                     COM              717081103     7728   294988 SH       SOLE                   294988        0        0
PRAXAIR INC                    COM              74005P104     5365    89095 SH       SOLE                    89095        0        0
PROCTER & GAMBLE CO            COM              742718109     1170    18220 SH       SOLE                    18220        0        0
QUALCOMM INC                   COM              747525103      320     8312 SH       SOLE                     8312        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      307     4647 SH       SOLE                     4647        0        0
SCHLUMBERGER LTD               COM              806857108      382     6606 SH       SOLE                     6606        0        0
STATE STR CORP                 COM              857477103      222     3200 SH       SOLE                     3200        0        0
SYSCO CORP                     COM              871829107      381    10675 SH       SOLE                    10675        0        0
TEXAS INSTRS INC               COM              882508104     9372   319561 SH       SOLE                   319561        0        0
TIME WARNER INC                COM              887317105    12880   577889 SH       SOLE                   577889        0        0
TJX COS INC NEW                COM              872540109      212     7200 SH       SOLE                     7200        0        0
TYCO INTL LTD NEW              COM              902124106      254     8065 SH       SOLE                     8065        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      929    14818 SH       SOLE                    14818        0        0
US BANCORP DEL                 COM NEW          902973304      492    13813 SH       SOLE                    13813        0        0
V F CORP                       COM              918204108    12818   157686 SH       SOLE                   157686        0        0
VULCAN MATLS CO                COM              929160109      233     2590 SH       SOLE                     2590        0        0
WACHOVIA CORP 2ND NEW          COM              929903102      254     4491 SH       SOLE                     4491        0        0
WAL MART STORES INC            COM              931142103      366     7750 SH       SOLE                     7750        0        0
WALGREEN CO                    COM              931422109      269     5900 SH       SOLE                     5900        0        0
WATERS CORP                    COM              941848103     9420   181513 SH       SOLE                   181513        0        0
WELLS FARGO & CO NEW           COM              949746101    12130   341831 SH       SOLE                   341831        0        0
WEYERHAEUSER CO                COM              962166104      214     3000 SH       SOLE                     3000        0        0
WYETH                          COM              983024100      448     8735 SH       SOLE                     8735        0        0
XILINX INC                     COM              983919101     6193   254143 SH       SOLE                   254143        0        0
ZIMMER HLDGS INC               COM              98956P102    11231   143884 SH       SOLE                   143884        0        0